Common Stock Warrants (Tables)	12 Months Ended
Dec. 31, 2017
Common Stock Warrants Tables
Summary of information Common Stock Warrants outstanding
	Shares Underlying Warrants Outstanding			Shares Underlying Warrants Exercisable
Range of Exercise	Shares Underlying Warrants	Weighted Average Remaining Contractual	Weighted Average Exercise	Shares Underlying Warrants	Weighted Average Exercise
Prices	Outstanding	Life	Price	Exercisable	Price

$0.00001 – $1.45	64,440,000	6.01 years	$0.1194	64,440,000	$0.1194

Fair value of warrant grant is estimated weighted Average Assumptions
	December 31,	December 31,
	2017	2016

Average risk-free interest rates	1.75%	N/A
Average expected life (in years)	9.22	N/A

Summary of Activity Outstanding Common stock warrants
		Weighted
		Average
	Number of	Exercise
	Shares	Price

Balance, December 31, 2015	53,591,455	$0.1463
Warrants cancelled	(351,455)	(0.18)
Warrants expired	(300,000)	(0.96)
Warrants exercised	(22,250,000)	(0.00001)
Balance, December 31, 2016	30,690,000	$0.24407
Warrants granted	40,750,000	0.005
Warrants exercised	(7,000,000)	(0.00001)
Balance, December 31, 2017	64,440,000	$0.1194

Exercisable, December 31, 2017	64,440,000	$0.1194